Segment Information - Net Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Net Property, Plant and Equipment
Property, plant and equipment, net	$ 246,596	$ 199,465	$ 258,160
U.S.
Net Property, Plant and Equipment
Property, plant and equipment, net	225,929	179,436	215,689
International
Net Property, Plant and Equipment
Property, plant and equipment, net	$ 20,667	$ 20,029	$ 42,471